Note 20. Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
NOTE 20 - FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.  The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs.  An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are independent, knowledgeable, and both able and willing to transact.

FASB ASC 820-10, Fair Value Measurements (ASC 820-10) requires the use of valuation techniques that are consistent with the market approach, the income approach, and/or the cost approach.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities.  The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis.  The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).  Valuation techniques should be consistently applied.  Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability.  Inputs may be observable or unobservable.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  In that regard, ASC 820-10 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.  The fair value hierarchy is as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.  Level 2 inputs include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date.  Unobservable inputs reflect the Corporation’s own assumptions about what market participants would use to price the asset or liability.  The inputs are developed based on the best information available in the circumstances, which might include the Corporation’s own financial data such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

The following table summarizes financial assets (there were no financial liabilities) measured at fair value as of December 31, 2011 and 2010, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Level 1	Level 2	Level 3	Total
2011	inputs	inputs	inputs	fair value

Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$7,520,670	$-	$7,520,670
Obligations of state and political subdivisions	-	49,310,795	-	49,310,795
Mortgage-backed	-	94,599,469	-	94,599,469
Other	-	525,023	-	525,023
Mortgage servicing rights	-	-	727,240	727,240

Total recurring	$-	$151,955,957	$727,240	$152,683,197

Nonrecurring:
Impaired loans, net	$-	$-	$18,996,979	$18,996,979
Other real estate owned	-	-	2,833,500	2,833,500

Total nonrecurring	$-	$-	$21,830,479	$21,830,479

2010

Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$47,298,232	$-	$47,298,232
Mortgage-backed		92,632,687	-	92,632,687
Other	-	509,442	-	509,442
Mortgage servicing rights	-	-	1,114,126	1,114,126

Total recurring	$-	$140,440,361	$1,114,126	$141,554,487

Nonrecurring:
Impaired loans, net	$-	$-	$14,996,845	$14,996,845
Other real estate owned	-	-	4,524,729	4,524,729

Total nonrecurring	$-	$-	$19,521,574	$19,521,574

There were no financial instruments measured at fair value that moved to a lower level in the fair value hierarchy during 2011 and 2010 due to the lack of observable quotes in inactive markets for those instruments at December 31, 2011 and 2010.

The table below presents a reconciliation and income statement classification of gains and losses for mortgage servicing rights, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Balance at beginning of year	$1,114,126	$1,273,525	$703,388
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	168,342	315,039	612,499
Disposals – amortization based on loan payments and payoffs	(240,662)	(332,851)	(237,463)
Other changes in fair value	(314,566)	(141,587)	195,101

Balance at end of year	$727,240	$1,114,126	$1,273,525

The following is a summary of the changes in other real estate owned measured at fair value on a nonrecurring basis:

Balance as of December 31, 2010	$4,524,729
Transfer of loans	498,000
Impairment	(351,049)
Net Proceeds from sales	(1,838,180)
Balance as of December 31, 2011	$2,833,500

The following summarizes the changes in impaired loans measured at fair value on a nonrecurring basis:

Balance as of December 31, 2010	$14,996,845
Net new impairments	7,775,908
Transferred to OREO or performing	(1,054,972)
Charged off or paid principal	(730,577)
Balance as of December 31, 2011	$20,987,204

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, follows.

In general, fair value is based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality, the Corporation’s creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Corporation’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While management believes the Corporation’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

Securities Available-for-Sale

Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities would typically include government bonds and exchange traded equities.  If quoted market prices are not available, then fair values are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.  Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include municipal bonds, mortgage-backed securities, and asset-backed securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities may be classified within Level 3 of the valuation hierarchy.  The Corporation did not have any securities classified as Level 1 or Level 3 at December 31, 2011 and 2010.

Mortgage Servicing Rights

The Corporation records mortgage servicing rights at estimated fair value based on a discounted cash flow model using level 3 inputs.  Due to the significance of the level 3 inputs, mortgage servicing rights have been classified as level 3.

Impaired Loans

The Corporation does not record impaired loans at fair value on a recurring basis.  However, periodically, a loan is considered impaired and is reported at the fair value of the underlying collateral, less estimated costs to sell, if repayment is expected solely from the collateral.  Collateral values are estimated using level 2 inputs, including recent appraisals and Level 3 inputs based on customized discounting criteria.  Due to the significance of the level 3 inputs, impaired loans fair values have been classified as level 3.

Losses included in earnings before income taxes amounted to $3,111,023 in 2011 and $2,072,456 in 2010, relating to impaired loans, and such losses are included in the provision for loan losses.  There were no gains or losses relating to securities available-for-sale included in earnings before income taxes that were attributable to changes in fair values of securities held at December 31, 2011 and 2010.

Other Real Estate Owned

The Corporation values other real estate owned at the estimated fair value of the underlying collateral less expected selling costs.  Such values are estimated primarily using appraisals and reflect a market value approach.  Due to the significance of the Level 3 inputs, other real estate owned has been classified as Level 3.

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment.  Financial assets and financial liabilities, excluding impaired loans and other real estate owned, measured at fair value on a nonrecurring basis were not significant at December 31, 2011.